Supplemental guarantor consolidated balance sheet (Detail) - USD ($) $ in Millions		Jun. 30, 2019		Mar. 31, 2019	Dec. 31, 2018
Assets
Cash and balances at central banks		$ 101,457		$ 110,618	$ 108,370
Loans and advances to banks		12,682		16,777	16,642
Receivables from securities financing transactions		92,919		100,222	95,349
Cash collateral receivables on derivative instruments		23,774		25,164	23,603
Loans and advances to customers		324,288		320,466	321,482
Other financial assets measured at amortized cost		22,225		22,495	22,637
Total financial assets measured at amortized cost		577,345		595,744	588,084
Financial assets at fair value held for trading		120,232		109,683	104,513
of which: assets pledged as collateral that may be sold or repledged by counterparties		36,010		33,828	32,121
Derivative financial instruments	[1],[2],[3]	121,687		111,161	126,212
Brokerage receivables		16,915		16,275	16,840
Financial assets at fair value not held for trading		89,269		80,973	82,387
Total financial assets measured at fair value through profit or loss		348,103		318,092	329,953
Financial assets measured at fair value through other comprehensive income		7,422		7,168	6,667
Investments in subsidiaries and associates		1,049		1,095	1,099
Property, equipment and software		11,725	[4]	11,642	8,479
Goodwill and intangible assets		6,624		6,621	6,647
Deferred tax assets		9,545		9,799	10,066
Other non-financial assets		6,833		6,577	7,062
Total assets		968,645	[5]	956,737	958,055	[5]
Liabilities
Amounts due to banks		9,494		9,083	10,962
Payables from securities financing transactions		6,798		5,246	10,296
Cash collateral payables on derivative instruments		31,449		30,319	28,906
Customer deposits		435,582		428,129	421,986
Funding from UBS Group AG and its subsidiaries		45,224	[6]	44,354	41,202	[6]
Debt issued measured at amortized cost	[7]	75,679		83,894	91,245
Other financial liabilities measured at amortized cost		10,927	[4]	10,770	7,576
Total financial liabilities measured at amortized cost		615,153		611,795	612,174
Financial liabilities at fair value held for trading		32,277		34,259	28,949
Derivative financial instruments	[1],[2],[3]	121,087		110,809	125,723
Brokerage payables designated at fair value		36,929		39,326	38,420
Debt issued designated at fair value		67,984		66,919	57,031
Other financial liabilities designated at fair value		34,407		32,394	33,594
Total financial liabilities measured at fair value through profit or loss		292,684		283,706	283,717
Provisions		2,978		3,165	3,457
Other non-financial liabilities		5,301		4,682	6,275
Total liabilities		916,116		903,348	905,624
Equity
Equity attributable to shareholders		52,359		53,216	52,256
Equity attributable to non-controlling interests		170		173	176
Total equity		52,529		53,389	52,421
Total liabilities and equity		968,645		$ 956,737	958,055
Elimination entries
Assets
Loans and advances to banks		(45,917)			(45,978)
Receivables from securities financing transactions		(55,140)			(54,932)
Cash collateral receivables on derivative instruments		(12,759)			(12,240)
Loans and advances to customers		(20,477)			(21,838)
Other financial assets measured at amortized cost		(3,108)			(1,869)
Total financial assets measured at amortized cost		(137,402)			(136,857)
Financial assets at fair value held for trading		(2,493)			(3,911)
of which: assets pledged as collateral that may be sold or repledged by counterparties		(17,777)			(24,714)
Derivative financial instruments		(33,417)			(35,972)
Brokerage receivables		(2)			(2)
Financial assets at fair value not held for trading		(25,094)			(16,566)
Total financial assets measured at fair value through profit or loss		(61,005)			(56,451)
Investments in subsidiaries and associates		(50,499)			(49,922)
Property, equipment and software		(377)	[4]		(24)
Goodwill and intangible assets		(56)			(56)
Deferred tax assets					52
Other non-financial assets		(104)			14
Total assets		(249,445)			(243,244)
Liabilities
Amounts due to banks		(98,022)			(94,618)
Payables from securities financing transactions		(55,079)			(55,008)
Cash collateral payables on derivative instruments		(12,629)			(12,118)
Customer deposits		20,111			16,994
Debt issued measured at amortized cost		(73)			(573)
Other financial liabilities measured at amortized cost		(3,539)	[4]		(1,838)
Total financial liabilities measured at amortized cost		(149,230)			(147,161)
Financial liabilities at fair value held for trading		(2,328)			(3,828)
Derivative financial instruments		(33,423)			(36,025)
Brokerage payables designated at fair value		(3)			(14)
Debt issued designated at fair value		(50)			(17)
Other financial liabilities designated at fair value		(13,558)			(5,959)
Total financial liabilities measured at fair value through profit or loss		(49,361)			(45,843)
Provisions					83
Other non-financial liabilities		45			47
Total liabilities		(198,547)			(192,875)
Equity
Equity attributable to shareholders		(50,898)			(50,369)
Total equity		(50,898)
Total liabilities and equity		(249,445)			(243,244)
UBS AG (standalone) | Reportable legal entities
Assets
Cash and balances at central banks	[8]	40,351			36,350
Loans and advances to banks	[8]	30,526			34,063
Receivables from securities financing transactions	[8]	66,916			70,028
Cash collateral receivables on derivative instruments	[8]	23,618			23,136
Loans and advances to customers	[8]	91,944			93,141
Other financial assets measured at amortized cost	[8]	5,419			4,696
Total financial assets measured at amortized cost	[8]	258,774			261,415
Financial assets at fair value held for trading	[8]	106,564			92,784
of which: assets pledged as collateral that may be sold or repledged by counterparties	[8]	47,736			49,509
Derivative financial instruments	[8]	119,534			119,590
Brokerage receivables	[8]	10,653			11,063
Financial assets at fair value not held for trading	[8]	62,774			50,592
Total financial assets measured at fair value through profit or loss	[8]	299,525			274,030
Financial assets measured at fair value through other comprehensive income	[8]	168			171
Investments in subsidiaries and associates	[8]	51,489			50,971
Property, equipment and software	[8]	7,344	[4]		6,546
Goodwill and intangible assets	[8]	312			308
Deferred tax assets	[8]	503			533
Other non-financial assets	[8]	4,454			4,623
Total assets	[8]	622,571			598,598
Liabilities
Amounts due to banks	[8]	42,245			36,430
Payables from securities financing transactions	[8]	39,741			36,840
Cash collateral payables on derivative instruments	[8]	31,119			28,096
Customer deposits	[8]	82,837			77,180
Funding from UBS Group AG and its subsidiaries	[6],[8]	45,224			41,202
Debt issued measured at amortized cost	[8]	67,016			82,653
Other financial liabilities measured at amortized cost	[8]	5,460	[4]		4,170
Total financial liabilities measured at amortized cost	[8]	313,641			306,571
Financial liabilities at fair value held for trading	[8]	27,482			23,455
Derivative financial instruments	[8]	119,220			119,131
Brokerage payables designated at fair value	[8]	25,568			26,559
Debt issued designated at fair value	[8]	66,161			55,378
Other financial liabilities designated at fair value	[8]	13,543			10,936
Total financial liabilities measured at fair value through profit or loss	[8]	251,973			235,458
Provisions	[8]	1,185			1,361
Other non-financial liabilities	[8]	1,521			1,676
Total liabilities	[8]	568,321			545,067
Equity
Equity attributable to shareholders	[8]	54,249			53,531
Total equity	[8]	54,249
Total liabilities and equity	[8]	622,571			598,598
UBS Switzerland AG (standalone) | Reportable legal entities
Assets
Cash and balances at central banks	[8]	49,707			53,490
Loans and advances to banks	[8]	7,777			7,405
Receivables from securities financing transactions	[8]	34,517			28,637
Cash collateral receivables on derivative instruments	[8]	903			559
Loans and advances to customers	[8]	190,931			188,013
Other financial assets measured at amortized cost	[8]	8,075			8,564
Total financial assets measured at amortized cost	[8]	291,909			286,667
Financial assets at fair value held for trading	[8]	102			62
of which: assets pledged as collateral that may be sold or repledged by counterparties	[8]	0			0
Derivative financial instruments	[8]	4,752			3,834
Financial assets at fair value not held for trading	[8]	7,137			7,177
Total financial assets measured at fair value through profit or loss	[8]	11,992			11,073
Investments in subsidiaries and associates	[8]	20			20
Property, equipment and software	[8]	1,104	[4]		242
Deferred tax assets	[8]	69			198
Other non-financial assets	[8]	1,594			1,659
Total assets	[8]	306,688			299,860
Liabilities
Amounts due to banks	[8]	24,917			24,774
Payables from securities financing transactions	[8]	746			1,167
Cash collateral payables on derivative instruments	[8]	220			35
Customer deposits	[8]	251,392			245,452
Debt issued measured at amortized cost	[8]	8,730			8,578
Other financial liabilities measured at amortized cost	[8]	3,028	[4]		1,454
Total financial liabilities measured at amortized cost	[8]	289,032			281,460
Financial liabilities at fair value held for trading	[8]	345			493
Derivative financial instruments	[8]	4,214			3,510
Total financial liabilities measured at fair value through profit or loss	[8]	4,558			4,004
Provisions	[8]	211			163
Other non-financial liabilities	[8]	714			929
Total liabilities	[8]	294,515			286,556
Equity
Equity attributable to shareholders	[8]	12,172			13,304
Total equity	[8]	12,172
Total liabilities and equity	[8]	306,688			299,860
Other subsidiaries | Reportable legal entities
Assets
Cash and balances at central banks	[9]	11,399			18,530
Loans and advances to banks	[9]	20,296			21,151
Receivables from securities financing transactions	[9]	46,625			51,617
Cash collateral receivables on derivative instruments	[9]	12,013			12,148
Loans and advances to customers	[9]	61,891			62,166
Other financial assets measured at amortized cost	[9]	11,840			11,247
Total financial assets measured at amortized cost	[9]	164,063			176,858
Financial assets at fair value held for trading	[9]	16,059			15,578
of which: assets pledged as collateral that may be sold or repledged by counterparties	[9]	6,050			7,326
Derivative financial instruments	[9]	30,817			38,760
Brokerage receivables	[9]	6,263			5,779
Financial assets at fair value not held for trading	[9]	44,451			41,184
Total financial assets measured at fair value through profit or loss	[9]	97,591			101,300
Financial assets measured at fair value through other comprehensive income	[9]	7,253			6,495
Investments in subsidiaries and associates	[9]	39			31
Property, equipment and software	[9]	3,654	[4]		1,714
Goodwill and intangible assets	[9]	6,369			6,395
Deferred tax assets	[9]	8,973			9,282
Other non-financial assets	[9]	889			766
Total assets	[9]	288,831			302,842
Liabilities
Amounts due to banks	[9]	40,355			44,377
Payables from securities financing transactions	[9]	21,390			27,297
Cash collateral payables on derivative instruments	[9]	12,739			12,894
Customer deposits	[9]	81,242			82,360
Debt issued measured at amortized cost	[9]	6			587
Other financial liabilities measured at amortized cost	[9]	5,979	[4]		3,790
Total financial liabilities measured at amortized cost	[9]	161,711			171,305
Financial liabilities at fair value held for trading	[9]	6,778			8,829
Derivative financial instruments	[9]	31,076			39,107
Brokerage payables designated at fair value	[9]	11,364			11,875
Debt issued designated at fair value	[9]	1,873			1,670
Other financial liabilities designated at fair value	[9]	34,422			28,618
Total financial liabilities measured at fair value through profit or loss	[9]	85,514			90,098
Provisions	[9]	1,581			1,850
Other non-financial liabilities	[9]	3,021			3,623
Total liabilities	[9]	251,826			266,876
Equity
Equity attributable to shareholders	[9]	36,835			35,790
Equity attributable to non-controlling interests	[9]	170			176
Total equity	[9]	37,005
Total liabilities and equity	[9]	$ 288,831			$ 302,842

[1]
Derivative financial liabilities as of 30 June 2019 include USD 14 million related to derivative loan commitments (31 March 2019: USD 18 million; 31 December 2018: USD 17 million). No notional amounts related to these commitments are included in this table, but they are disclosed in Note 16 under Loan commitments

[2]
Financial assets and liabilities are presented net on the balance sheet if UBS AG has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

[3]
Includes certain forward starting repurchase and reverse repurchase agreements that are classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material as of 30 June 2019, 31 March 2019 or 31 December 2018. No notional amounts related to these instruments are included in this table, but they are disclosed within Note 16 under Forward starting transactions.

[4]	Includes the effect of the adoption of IFRS 16, Leases, as of 1 January 2019. Refer to Note 1 for more information.
[5]	Prior year comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions effective 1 January 2019
[6]	Represents funding from UBS Group Funding (Switzerland) AG to UBS AG.
[7]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.
[8]
Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP

[9]
The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG, as well as standalone information for other subsidiaries.